Additional Disclosures on Financial Instruments- Additional Information (Details) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Additional Disclosures on Financial Instruments
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	€ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, liabilities	€ 0
Level 3 | Warrants | Stock price volatility
Additional Disclosures on Financial Instruments
Minimum maturity period of financial instruments	10 years
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%